Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	$ 7,868	$ 6,963
Gross value ending	10,482	7,868
Accumulated depreciation beginning	(6,197)	(5,990)
Accumulated depreciation ending	(6,691)	(6,197)
Net value	3,791	1,671
Additions,Gross value	2,789	1,219
Disposals,Gross value	(258)	(2)
Exchange rate difference arising, Gross value	83	(312)
Additions, Accumulated depreciation	(673)	(521)
Disposals, Accumulated depreciation	258	2
Exchange rate difference arising, Accumulated depreciation	(79)	312
Laboratory Equipment [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	5,285	5,359
Gross value ending	7,068	5,285
Accumulated depreciation beginning	(4,817)	(4,874)
Accumulated depreciation ending	(5,184)	(4,817)
Net value	1,884	468
Additions,Gross value	1,695	255
Exchange rate difference arising, Gross value	88	(329)
Additions, Accumulated depreciation	(276)	(277)
Exchange rate difference arising, Accumulated depreciation	(91)	334
Furniture [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	569	434
Gross value ending	669	569
Accumulated depreciation beginning	(315)	(244)
Accumulated depreciation ending	(380)	(315)
Net value	289	254
Additions,Gross value	104	131
Exchange rate difference arising, Gross value	(4)	4
Additions, Accumulated depreciation	(72)	(64)
Exchange rate difference arising, Accumulated depreciation	7	(7)
IT Equipment [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	673	504
Gross value ending	687	673
Accumulated depreciation beginning	(459)	(343)
Accumulated depreciation ending	(357)	(459)
Net value	330	214
Additions,Gross value	277	158
Disposals,Gross value	(258)	(2)
Exchange rate difference arising, Gross value	(5)	13
Additions, Accumulated depreciation	(159)	(103)
Disposals, Accumulated depreciation	258	2
Exchange rate difference arising, Accumulated depreciation	3	(15)
Leasehold improvements [Member]
Property, Plant and Equipment and Right of-Use Assets (Details) - Schedule of additional right of use assets [Line Items]
Gross value beginning	1,341	666
Gross value ending	2,058	1,341
Accumulated depreciation beginning	(606)	(529)
Accumulated depreciation ending	(770)	(606)
Net value	1,288	735
Additions,Gross value	713	675
Exchange rate difference arising, Gross value	4
Additions, Accumulated depreciation	(166)	$ (77)
Exchange rate difference arising, Accumulated depreciation	$ 2